UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

Name:  Morgan Dempsey Capital Management
Address:  1511 W. Market Street
          Mequon, WI  53092

Form 13F File Number:  028-06620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Jolie Keller
Title:		Authorized Signatory
Phone:		(262) 241-1561

Signature, Place, and Date of Signing:

/s/ Jolie Keller
-----------------------   ------------------------    -------------------
Jolie Keller		  Mequon, WI                   October 28, 2003
Authorized Signatory

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		68815 (in thousands)


FORM 13F INFORMATION TABLE

                                  Title of              Value   Shares/   Sh/  Put/    Invstmt Other   Voting Authority
Name of Issuer                     Class       Cusip    (x1000) Prn Amt.  Prn  Call     Discr  Mgrs    Sole    Share   None


AMERISOURCEBERGEN CORP.             Com       03073E105      570   10555  Sh             Sole             10555
ALCON, INC.                         Com       H01301102     1046   18625  Sh             Sole             18625
ANALOG DEVICES                      Com       032654105     1040   27365  Sh             Sole             27365
AMERICAN INTL GROUP COM             Com       026874107      505    8753  Sh             Sole              8753
ALTERA CORP.                        Com       021441100      669   35355  Sh             Sole             35355
APOLLO GROUP, INC. - CL A           Com       037604105      998   15112  Sh             Sole             15112
ANTHEM, INC.                        Com       03674B104      593    8320  Sh             Sole              8320
BED BATH & BEYOND, INC.             Com       075896100     1702   44485  Sh             Sole             44485
BEST BUY INC COM                    Com       086516101      594   12519  Sh             Sole             12519
BIOMET INC COM                      Com       090613100     1352   40360  Sh             Sole             40360
BOSTON SCIENTIFIC CORP COM          Com       101137107      569    8915  Sh             Sole              8915
CABOT MICROELECTRONICS CORP.        Com       12709P103      581   10450  Sh             Sole             10450
CHELSEA PROPERTY GROUP              Com       163421100      568   11865  Sh             Sole             11865
CINTAS CORP.                        Com       172908105     1229   33195  Sh             Sole             33195
QUEST DIAGNOSTICS                   Com       74834L100     1378   22725  Sh             Sole             22725
DST SYSTEMS, INC.                   Com       233326107      654   17415  Sh             Sole             17415
DEVON ENERGY CORPORATION            Com       25179M103      779   16155  Sh             Sole             16155
BRINKER INTERNATIONAL INC.          Com       109641100     1517   45485  Sh             Sole             45485
CORPORATE EXECUTIVE BOARD CO.       Com       21988R102     1487   31600  Sh             Sole             31600
EXPEDITORS INT'L WASH, INC.         Com       302130109      827   24040  Sh             Sole             24040
FASTENAL CO                         Com       311900104     1125   29790  Sh             Sole             29790
FIRST DATA CORP                     Com       319963104      625   15665  Sh             Sole             15665
FAIR ISAAC CORP                     Com       303250104      846   14355  Sh             Sole             14355
FANNIE MAE                          Com       313586109      876   12475  Sh             Sole             12475
GENERAL ELEC CO                     Com       369604103      920   30866  Sh             Sole             30866
GENERAL GROWTH PROPERTIES           Com       370021107      568    7925  Sh             Sole              7925
GENTEX CORP                         Com       371901109      697   20014  Sh             Sole             20014
GETTY IMAGES, INC.                  Com       374276103      906   25775  Sh             Sole             25775
HARLEY-DAVIDSON INC                 Com       412822108      594   12315  Sh             Sole             12315
HEALTH MGMT ASSOCIATES INC-A        Com       421933102    11511   69270  Sh             Sole             69270
ICOS CORPORATION                    Com       449295104      653   17015  Sh             Sole             17015
INVESTORS FINANCIAL SVCS CP         Com       461915100     1185   37560  Sh             Sole             37560
INT'L GAME TECHNOLOGY               Com       459902102     1183   42015  Sh             Sole             42015
IRON MOUNTAIN, INC.                 Com       462846106      823   22920  Sh             Sole             22920
INTL SPEEDWAY CORP-CL A             Com       460335201      880   20060  Sh             Sole             20060
JABIL CIRCUIT INC.                  Com       466313103      784   30090  Sh             Sole             30090
KOHLS CORP                          Com       500255104      507    9475  Sh             Sole              9475
LEAPFROG ENTERPRISES, INC.          Com       52186N106      650   17115  Sh             Sole             17115
LOWES COS INC.                      Com       548661107      876   16870  Sh             Sole             16870
MCDATA CORPORATION-CL B             Com       580031102      501   42535  Sh             Sole             42535
MOODY'S CORP                        Com       615369105     1088   19800  Sh             Sole             19800
MEDTRONIC INC COM                   Com       585055106     1783   38000  Sh             Sole             38000
S&P 400 MID-CAP DEP RECPT           Com       595635103     1185   12690  Sh             Sole             12690
MERCURY INTERACTIVE CORP.           Com       589405109      534   11710  Sh             Sole             11710
MARSHALL & ILSLEY CORP              Com       571834100      772   24489  Sh             Sole             24489
MOLEX INC. - CLASS A                Com       608554101     1053   43015  Sh             Sole             43015
MICROSOFT CORP                      Com       594918104      869   31242  Sh             Sole             31242
NEWTEK CAPITAL, INC.                Com       652526104      612  123925  Sh             Sole            123925
NOKIA CORP - SPON ADR               Com       654902204      782   50130  Sh             Sole             50130
BANK ONE CORP.                      Com       06423A103      753   19484  Sh             Sole             19484
O'REILLY AUTOMOTIVE INC.            Com       686091109      680   18470  Sh             Sole             18470
OSHKOSH TRUCK CORP.                 Com       688239201      877   22150  Sh             Sole             22150
NASDAQ-100                          Com       631100104     2057   63442  Sh             Sole             63442
RESMED, INC.                        Com       761152107      849   19310  Sh             Sole             19310
STARBUCKS CORP.                     Com       855244109      597   20745  Sh             Sole             20745
SUNGARD DATA SYSTEMS INC            Com       867363103      644   24480  Sh             Sole             24480
STERICYCLE, INC.                    Com       858912108     1095   23170  Sh             Sole             23170
SRA INTERNATIONAL, INC. CL-A        Com       78464R105      851   22745  Sh             Sole             22745
CONSTELLATION BRANDS, INC. - A      Com       21036P108      865   28360  Sh             Sole             28360
SYMANTEC CORP COM                   Com       871503108     1044   16525  Sh             Sole             16525
TEPPCO PARTNERS, L.P.               Com       872384102      523   14770  Sh             Sole             14770
TETRA TECH, INC.                    Com       88162G103      674   33735  Sh             Sole             33735
UNIVISION COMMUNICATIONS            Com       914906102     1453   45495  Sh             Sole             45495
VALERO L.P.                         Com       91913W104      542   12400  Sh             Sole             12400
WELLPOINT HEALTH NETWORKS INC.      Com       94973H108      736    9545  Sh             Sole              9545
WAL MART STORES INC                 Com       931142103      529    9473  Sh             Sole              9473

